Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34936
Entity Registrant Name	Noah Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	333 North Bridge Road
Entity Address, Address Line Two	#05-11
Entity Address, Address Line Three	Odeon 333
Entity Address, Postal Zip Code	188721
Entity Address, Country	SG
Entity Common Stock, Shares Outstanding	335,258,287
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, China
Entity Central Index Key	0001499543
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Contact Personnel Name	Qing Pan
Entity Address, Address Line One	34/F, Tower Two, Time Square
Entity Address, Address Line Two	1 Matheson Street
Entity Address, Address Line Three	Causeway Bay
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Country Region	852
Local Phone Number	3700 1700
Contact Personnel Email Address	ir@noahgroup.com
American depositary shares, each representing five ordinary shares, par value US$0.00005 per share
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing five ordinary shares, par value US$0.00005 per share
Trading Symbol	NOAH
Security Exchange Name	NYSE